Annual Fund Operating Expenses - Class T - DWS Health and Wellness Fund - Class T	Oct. 01, 2020
Operating Expenses:
Management fee	0.77%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.36%	[1]
Total annual fund operating expenses	1.38%
Fee waiver/expense reimbursement	0.26%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.12%

[1]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.